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July 14, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: ING Mutual Funds
    (File Nos. 33-56094; 811-7428)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders ("Meeting") of ING Precious Metals Fund ("Fund"), a series of ING Mutual Funds ("Trust").

The Meeting is being held for the purpose of asking shareholders of the Fund to approve:

     1. Changing the Fund's investment objective from a fundamental investment objective of attaining "capital appreciation and hedging against the loss of buying power of the U.S. dollar as may be obtained through investment in gold and securities of companies engaged in mining or processing gold throughout the world" to a non-fundamental investment objective of attaining "long-term capital appreciation";

     2. Modifying the Fund's fundamental investment restriction governing industry concentration;

     3. Eliminating the Fund's fundamental investment restriction governing commodities investment; and

     4. Approving a "Manager-of-Managers" arrangement for the Fund to permit ING Investments, LLC, in its capacity as the Fund's investment adviser, subject to prior approval by the Board of Trustees of the Fund, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Fund's shareholders.

Should you have any questions, please contact the undersigned at 480-477-2278.

Very truly yours,


/s/ Christopher C. Okoroegbe
------------------------------
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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